Equitable Financial Life Insurance Company of America

Equitable Financial Life Insurance Company

Rate Sheet Supplement dated February 22, 2023 to the current prospectuses for:

Retirement Cornerstone® Series 19	Retirement Cornerstone® Series 19 Series E

This Rate Sheet Supplement (this “Supplement”) updates certain information in the prospectus dated May 1, 2022 you received and in any supplements to the prospectus (collectively, the “Prospectus”). You should read this Supplement in conjunction with the Prospectus and retain it for future reference. Unless otherwise indicated, all other information included in the Prospectus remains unchanged. The terms and section headings we use in this Supplement have the same meaning as in the Prospectus. We will send you another copy of any prospectus or supplement without charge upon request. Please contact the customer service group referenced in the Prospectus.

Under the Guaranteed minimum income benefit, we will apply an initial Annual Roll-up rate during the first seven years of your contract, beginning on the date your contract is issued. For more information, see “Annual Roll-up rate” in the “Benefits available under the contract” section of the Prospectus. The effective date of the following rates is March 6, 2023 (the “Rate effective date”) until superseded as described below:

Initial Annual Roll-up rate: 7.0% — See the “Important note for owners age 54 or younger” below.

The initial Annual Roll-up rate in this Supplement can be superseded. The Rate effective date of a subsequent Rate Sheet Supplement will be at least 10 days after it is filed.

If you sign your application on or after the above Rate effective date and we issue you a contract based on that application during the Rate lock-in period (generally 75 days after the application is signed):

•	If a subsequent Rate Sheet Supplement with a lower initial Annual Roll-up rate becomes effective, your initial Annual Roll-up rate will not decrease.

•	If a subsequent Rate Sheet Supplement with a higher initial Annual Roll-up rate becomes effective and remains effective through your contract issue date, your initial Annual Roll-up rate will increase to match the higher rate.

If we issue you a contract based on that application after the Rate lock-in period ends, the initial Annual Roll-up rate applicable to your contract will be the rate that is in effect on the date your contract is issued.

See “Rate lock-in period” in the “Benefits available under the contract” section of the Prospectus. The Rate lock-in period may vary in some states. See Appendix “State contract availability and/or variations of certain features and benefits” in the Prospectus. Once established, the initial Annual Roll-up rate applicable to your contract will not change during the first seven contract years. After the first seven years, new Annual Roll-up rates will apply. All new or “renewal” Annual Roll-up rates are set by formula and may be higher, lower or the same as the initial Annual Roll-up rate but will never be lower than the guaranteed Roll-up floor. See “Renewal rates” in the “Benefits available under the contract” section of the Prospectus for the Annual Roll-up rate that applies once the initial Annual Roll-up rate expires. See also “Guaranteed Roll-up floor” in “Benefits available under the contract” section of the Prospectus.

Guaranteed Roll-up floor: 6.0%

The guaranteed Roll-up floor in this Supplement can also be superseded but it is not subject to the Rate lock-in period. If you sign your application on or after the above Rate effective date and we issue you a contract based on that application (either during or after the Rate lock-in period):

•	If a subsequent Rate Sheet Supplement with a lower guaranteed Roll-up floor becomes effective, your guaranteed Roll-up floor will not decrease.

•	If a subsequent Rate Sheet Supplement with a higher guaranteed Roll-up floor is effective on your contract issue date, your guaranteed Roll-up floor will increase to match that higher rate.

Important note for owners age 54 or younger:  Funding of the Guaranteed minimum income benefit and any guaranteed minimum death benefit you elect if you also have the Guaranteed minimum income benefit is only permitted starting at age 55. If you are between the ages of 48 and 54 at the time your contract is issued, the initial Annual Roll-up rate specified in this Supplement will only apply after you attain age 55 for the amount of time then remaining in your first seven contract years. If you are age 47 or younger at the time your contract is issued, the initial Annual Roll-up rate will never apply to your contract.

For information about the initial Annual Roll-up rate and guaranteed Roll-up floor applicable to you, please contact the customer service group toll-free at 1-800-789-7771. You can also visit www.equitable.com to view the current rates. Historical initial Annual Roll-up rates and guaranteed Roll-up floors may be found in Appendix “Historical Initial Deferral Roll-up rates and Annual Roll-up rates” to the Prospectus, as well as on the U.S. Securities and Exchange Commission’s website (www.sec.gov) by searching for File Nos. 333-248907 (Series 19 EFLOA), 333-229766 (Series 19) or 333-229769 (Series 19E).

IM-03-19 (2/23)	Cat. #159939 (2/23)
RC 19 EFLOA/RC 19/RC 19 Series E NB	#453795

Equitable Financial Life Insurance Company of America

Equitable Financial Life Insurance Company

Rate Sheet Supplement dated February 22, 2023 to the current prospectuses for:

Retirement Cornerstone® Series 19	Retirement Cornerstone® Series 19 Series E

This Rate Sheet Supplement (this “Supplement”) updates certain information in the prospectus dated May 1, 2022 you received and in any supplements to the prospectus (collectively, the “Prospectus”). You should read this Supplement in conjunction with the Prospectus and retain it for future reference. Unless otherwise indicated, all other information included in the Prospectus remains unchanged. The terms and section headings we use in this Supplement have the same meaning as in the Prospectus. We will send you another copy of any prospectus or supplement without charge upon request. Please contact the customer service group referenced in the Prospectus.

Under the Guaranteed minimum income benefit, we will apply an initial Deferral Roll-up rate during the first seven years of your contract, beginning on the date your contract is issued. For more information, see “Deferral Roll-up rate” in the “Benefits available under the contract” section of the Prospectus. The effective date of the following rate is March 6, 2023 (the “Rate effective date”) until superseded as described below:

Initial Deferral Roll-up rate: 7.0% — See the “Important note for owners age 54 or younger” below.

The initial Deferral Roll-up rate in this Supplement can be superseded. The Rate effective date of a subsequent Rate Sheet Supplement will be at least 10 days after it is filed.

If you sign your application on or after the above Rate effective date and we issue you a contract based on that application during the Rate lock-in period (generally 75 days after the application is signed):

•	If a subsequent Rate Sheet Supplement with a lower initial Deferral Roll-up rate becomes effective, your initial Deferral Roll-up rate will not decrease.

•	If a subsequent Rate Sheet Supplement with a higher initial Deferral Roll-up rate becomes effective and remains effective through your contract issue date, your initial Deferral Roll-up rate will increase to match the higher rate.

If we issue you a contract based on that application after the Rate lock-in period ends, the initial Deferral Roll-up rate applicable to your contract will be the rate that is in effect on the date your contract is issued.

See “Rate lock-in period” in the “Benefits available under the contract” section of the Prospectus. The Rate lock-in period may vary in some states. See Appendix “State contract availability and/or variations of certain features and benefits” in the Prospectus. Once established, the initial Deferral Roll-up rate applicable to your contract will not change during the first seven contract years. After the first seven years, new Deferral Roll-up rates will apply. All new or “renewal” Deferral Roll-up rates are set by formula and may be higher, lower or the same as the initial Deferral Roll-up rate but will never be lower than the guaranteed Roll-up floor. See “Renewal rates” in the “Benefits available under the contract” section of the Prospectus for the Deferral Roll-up rate that applies once the initial Deferral Roll-up rate expires. See also “Guaranteed Roll-up floor” in “Benefits available under the contract” section of the Prospectus.

Important note for owners age 54 or younger:  Funding of the Guaranteed minimum income benefit and any guaranteed minimum death benefit you elect if you also have the Guaranteed minimum income benefit is only permitted starting at age 55. If you are between the ages of 48 and 54 at the time your contract is issued, the initial Deferral Roll-up rate specified in this Supplement will only apply after you attain age 55 for the amount of time then remaining in your first seven contract years. If you are age 47 or younger at the time your contract is issued, the initial Deferral Roll-up rate will never apply to your contract.

For information about the initial Deferral Roll-up rate applicable to you, please contact the customer service group toll-free at 1-800-789-7771. You can also visit www.equitable.com to view the current rate. Historical initial Deferral Roll-up rates may be found in Appendix “Historical Initial Deferral Roll-up rates and Annual Roll-up rates” to the Prospectus, as well as on the U.S. Securities and Exchange Commission’s website (www.sec.gov) by searching for File Nos. 333-248907 (Series 19 EFLOA), 333-229766 (Series 19) or 333-229769 (Series 19E).

IM-09-19 (2/23)	Cat. # 159970 (2/23)
RC 19 EFLOA/RC 19/RC 19 Series E NB	#453650

Equitable Financial Life Insurance Company

Equitable Financial Life Insurance Company of America

Supplement dated February 22, 2023 to the current prospectus for:

Retirement Cornerstone® Series 19	Retirement Cornerstone® Series 19 Series E

This Supplement updates certain information in the most recent prospectus for variable annuity contracts and in any supplements to the prospectus (the “Prospectus”). This Supplement incorporates the Prospectus by reference unless otherwise indicated, and all other information included in your Prospectus remains unchanged. You should read this Supplement in conjunction with the Prospectus and retain it for future reference. The terms we use in this Supplement have the same meaning as in the Prospectus. We will send you another copy of any prospectus or supplement without charge upon request. Please contact the customer service group referenced in the Prospectus.

The purpose of this Supplement is to provide you with information regarding a change to your variable annuity. As is applicable to your contract, please note the following:

(1) New maximum renewal Annual Roll-up rate and renewal Deferral Roll-up rate

For contracts issued beginning on or about March 6, 2023, the maximum renewal Annual Roll-up Rate and maximum renewal Deferral Roll-up rate for your GMIB benefit base will go from 8.0% to 10.0%.

The Annual Roll-up rate is used to calculate your Annual withdrawal amount. The Deferral Roll-up rate is only used to calculate amounts credited to your GMIB benefit base through the end of the contract year that precedes the contract year in which the first withdrawal is made from your Protected Benefit account. The renewal rates are applicable after the initial Annual Roll-up and Deferral Roll-up rates expire.